Flooding in Thailand - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Unusual or Infrequent Item [Line Items]
Recognized loss due to flooding	¥ 4,027	¥ 19,662
Net gain recognized as a result of excess insurance recovery over the flooding loss in Thailand	4,027	5,932
Thailand
Unusual or Infrequent Item [Line Items]
Recognized loss due to flooding		17,269
Thailand | Property Plant and Equipment
Unusual or Infrequent Item [Line Items]
Recognized loss due to flooding		13,730
Thailand | Inventories
Unusual or Infrequent Item [Line Items]
Recognized loss due to flooding		¥ 3,539